Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 2,621,334	$ 359,121	¥ 3,317,821	¥ 3,128,877
Less: VAT related surcharges	(20,352)	(2,788)	(23,125)	(28,505)
Net revenues	2,600,982	356,333	3,294,696	3,100,372
Operating cost and expenses:
Relationship manager compensation	(562,523)	(77,065)	(655,460)	(497,147)
Other compensations	(786,928)	(107,809)	(801,293)	(944,735)
Total compensation and benefits	(1,349,451)	(184,874)	(1,456,753)	(1,441,882)
Selling expenses	(269,038)	(36,858)	(485,778)	(349,014)
General and administrative expenses	(296,751)	(40,655)	(275,727)	(235,319)
Reversal of (provision for) credit losses	(23,882)	(3,272)	7,028	424
Other operating expenses, net	(93,210)	(12,770)	(112,506)	(115,653)
Government subsidies	65,239	8,938	126,955	129,521
Total operating cost and expenses	(1,967,093)	(269,491)	(2,196,781)	(2,011,923)
Income from operations	633,889	86,842	1,097,915	1,088,449
Other income (expense):
Interest income	155,751	21,338	161,926	61,416
Investment income (loss)	50,152	6,871	(61,486)	85,554
Reversal of settlement expense	12,454	1,706
Contingent litigation expenses (reversal)	(14,000)	(1,918)		99,000
Other income	1,359	186	10,892	13,130
Total other income	233,716	32,019	111,332	61,100
Income before taxes and income from equity in affiliates	867,605	118,861	1,209,247	1,149,549
Income tax expense	(268,591)	(36,797)	(262,360)	(267,108)
Income (loss) from equity in affiliates	(112,010)	(15,345)	54,128	89,148
Net income	487,004	66,719	1,001,015	971,589
Less: net (loss) income attributable to non-controlling interests	11,559	1,584	(8,479)	(4,982)
Net income attributable to Noah Holdings Limited shareholders	¥ 475,445	$ 65,135	¥ 1,009,494	¥ 976,571
Net income per share1:
Basic | (per share)	¥ 1.36	$ 0.19	¥ 2.91	¥ 2.86
Diluted | (per share)	¥ 1.35	$ 0.18	¥ 2.91	¥ 2.86
Weighted average number of shares used in computation:
Basic | shares	350,847,647	350,847,647	347,369,860	341,660,160
Diluted | shares	352,351,257	352,351,257	347,422,580	341,980,710
Others
Revenues:
Total revenues	¥ 1,479,712	$ 202,720	¥ 2,067,341	¥ 1,794,105
Others | One-time commissions
Revenues:
Total revenues	614,258	84,153	1,072,838	617,636
Others | Recurring service fees
Revenues:
Total revenues	631,505	86,516	707,580	768,980
Others | Performance-based income
Revenues:
Total revenues	47,841	6,554	16,344	184,048
Others | Other service fees
Revenues:
Total revenues	186,108	25,497	270,579	223,441
Related Party
Revenues:
Total revenues	1,146,710	157,098	1,266,766	1,351,563
Related Party | Recurring service fees
Revenues:
Total revenues	1,020,524	139,811	1,129,136	1,162,226
Related Party | Performance-based income
Revenues:
Total revenues	104,898	14,371	121,265	125,528
Related Party | Funds Gopher manages
Revenues:
Total revenues			1,250,480	1,334,772
Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues			16,365	63,809
Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues			1,112,850	1,145,435
Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues			121,265	125,528
Related Party | Funds Gopher and Olive
Revenues:
Total revenues	1,141,622	156,401	1,250,480	1,334,772
Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	21,288	2,916	16,365	63,809
Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	1,015,436	139,114	1,112,850	1,145,435
Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	¥ 104,898	$ 14,371	¥ 121,265	¥ 125,528